RETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2013
Pension and Other Postretirement Benefit Expense [Abstract]
Net Periodic Benefit Costs For Defined Benefit Pension Plans
Net periodic benefit costs for the Company’s defined benefit pension plans included the following amounts:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Service cost	$—	$—	$26
Interest cost	556	582	650
Expected return on plan assets	(407)	(392)	(589)
Recognized net actuarial loss	2	—	—
Net period benefit cost	$151	$190	$87

Weighted Average Assumptions
The following weighted average assumptions were used to develop net periodic pension benefit cost and the actuarial present value of projected pension benefit obligations:

	Years Ended December 31,
	2013	2012	2011
Discount rate	4.4%	4.2%	4.7%
Expected return on plan assets	3.6%	3.0%	2.9%
Rate of compensation increase	0.0%	0.0%	0.0%

Changes In Projected Benefit Obligation And Fair Value Of Plan Assets
The following sets forth the change in projected benefit obligations and the change in plan assets for the years ended December 31, 2013 and 2012 and a reconciliation of the funded status at December 31, 2013 and 2012:

	Years Ended December 31,
	2013	2012
	(In thousands)
CHANGE IN PROJECTED BENEFIT OBLIGATION
Projected benefit obligation, beginning of year	$13,918	$12,556
Interest cost	556	582
Benefits paid	(506)	(604)
Actuarial loss	881	807
Effect of foreign currency exchange rates	333	577
Projected benefit obligation, end of year	$15,182	$13,918
CHANGE IN PLAN ASSETS
Plan assets at fair value, beginning of year	$14,080	$13,226
Actual return on plan assets	(6)	41
Employer contributions	826	797
Benefits paid	(493)	(591)
Effect of foreign currency exchange rates	287	607
Plan assets at fair value, end of year	$14,694	$14,080

Schedule Of Reconciliation Of Funded Status

	Years Ended December 31,
	2013	2012
	(In thousands)
RECONCILIATION OF FUNDED STATUS
Funded status - (under) over funded	$(488)	$162
Unrecognized net actuarial loss	2,911	1,512
Accumulated other comprehensive loss	(2,911)	(1,512)
Amounts recognized	$(488)	$162

Schedule Of Weighted Average Allocation Of Plan Assets	Based on the assets which comprise each of the funds, the weighted-average allocation of plan assets by asset category is as follows:

	December 31,
	2013	2012
Government bonds	100%	99%
Cash	0%	1%
	100%	100%

Schedule Of Pension Plan Assets At Fair Value
The fair value of the Company’s pension plan assets at December 31, 2013 and 2012 is as follows:

		Fair Value Measurements at December 31, 2013
Manager/Fund	Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
		(In thousands)
Bank account	Cash	$8	$8	$—	$—
Legal & General Index-Linked Gilts Index (various tenors) (a)	Index-linked government bonds	12,630	—	12,630	—
Legal & General Over 15 Years Gilts Index (b)	Government bonds	2,056	—	2,056	—
Total		$14,694	$8	$14,686	$—

		Fair Value Measurements at December 31, 2012
Manager/Fund	Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
		(In thousands)
Bank account	Cash	$195	$195	$—	$—
Legal & General Index-Linked Gilts Index (various tenors) (a)	Index-linked government bonds	11,909	—	11,909	—
Legal & General Over 15 Years Gilts Index (b)	Government bonds	1,976	—	1,976	—
Total		$14,080	$195	$13,885	$—
_______________________________

(a)	This category represents funds consisting of index-linked gilts and is designated to follow a benchmark index.

(b)	This category represents funds consisting of gilts and is designated to follow a benchmark index.

Schedule Of Expected Benefit Payments
Also based on year-end exchange rates, the Company expects to pay the following estimated future benefit payments in the years indicated:

Expected Future Benefit Payments

(In thousands)
2014	$586
2015	613
2016	631
2017	647
2018	684
2019-2023	3,815